CONVERTIBLE DEBENTURES - Schedule of convertible debt (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Amortization of debt discount	$ 0	$ 117,067	$ 500,937	$ 1,777,505
Conversion			(13,767,137)
Convertible debentures [Member]
Debt Instrument [Line Items]
Beginning balance	0	7,244,961	7,244,961	4,776,407
Issuances				743,400
Fair value of conversion feature				(475,909)
Transaction costs				(19,950)
Amortization of debt discount	117,067		500,937	1,777,505
Interest		107,797	514,904	443,508
Conversion			(8,260,802)
Ending balance			0	7,244,961	$ 4,776,407
Convertible debentures [Member] | Tranche 1 [Member]
Debt Instrument [Line Items]
Beginning balance	0	4,658,056	4,658,056	3,617,726
Issuances				0	4,413,400
Fair value of conversion feature				0
Transaction costs				0
Amortization of debt discount			164,037	819,055
Interest			320,546	221,275
Conversion			(5,142,639)
Ending balance			0	4,658,056	3,617,726
Convertible debentures [Member] | Tranche 2 [Member]
Debt Instrument [Line Items]
Beginning balance	0	833,381	833,381	551,746
Issuances				0	804,100
Fair value of conversion feature				0
Transaction costs				0
Amortization of debt discount			45,181	225,899
Interest			58,402	55,736
Conversion			(936,964)
Ending balance			0	833,381	551,746
Convertible debentures [Member] | Tranche 3 [Member]
Debt Instrument [Line Items]
Beginning balance	0	456,126	456,126	269,096
Issuances				0	448,000
Fair value of conversion feature				0
Transaction costs				0
Amortization of debt discount			33,360	152,110
Interest			32,538	34,920
Conversion			(522,024)
Ending balance			0	456,126	269,096
Convertible debentures [Member] | Tranche 4 [Member]
Debt Instrument [Line Items]
Beginning balance	0	674,003	674,003	337,839
Issuances				0	680,500
Fair value of conversion feature				0
Transaction costs				0
Amortization of debt discount			69,513	273,428
Interest			49,425	62,736
Conversion			(792,941)
Ending balance			0	674,003	337,839
Convertible debentures [Member] | Tranche 5 [Member]
Debt Instrument [Line Items]
Beginning balance	$ 0	$ 623,395	623,395	0
Issuances			743,400	743,400
Fair value of conversion feature				(475,909)
Transaction costs				(19,950)
Amortization of debt discount			188,846	307,013
Interest			53,993	68,841
Conversion			(866,234)
Ending balance			$ 0	$ 623,395	$ 0